UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

SMITH BARNEY TRUST II

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q
JULY 31, 2005

ITEM 1.      SCHEDULE OF INVESTMENTS

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 92.4%
CONSUMER DISCRETIONARY — 10.9%
Household Durables — 1.3%
25,000	Mohawk Industries Inc.*	$2,195,500

Media — 5.3%
20,000	DIRECTV Group Inc.*	308,000
25,000	Gannett Co. Inc.	1,824,000
30,000	Meredith Corp.	1,485,000
150,000	Time Warner Inc.	2,553,000
120,000	Walt Disney Co.	3,076,800

		9,246,800

Multiline Retail — 1.4%
40,000	Target Corp.	2,350,000

Specialty Retail — 2.9%
35,000	Bed Bath & Beyond Inc.*	1,606,500
10,000	Gap Inc.	211,100
60,000	Home Depot Inc.	2,610,600
20,000	Tiffany & Co.	680,600

		5,108,800

	TOTAL CONSUMER DISCRETIONARY	18,901,100

CONSUMER STAPLES — 13.5%
Beverages — 2.6%
40,000	Coca-Cola Co.	1,750,400
51,614	PepsiCo Inc.	2,814,512

		4,564,912

Food & Staples Retailing — 4.5%
73,189	Wal-Mart Stores Inc.	3,611,877
86,128	Walgreen Co.	4,122,086

		7,733,963

Food Products — 2.9%
15,000	Dean Foods Co.*	535,500
24,000	General Mills Inc.	1,137,600
35,000	H.J. Heinz Co.	1,287,300
10,000	TreeHouse Foods Inc.*	305,800
25,000	Wm. Wrigley Jr. Co.	1,778,500

		5,044,700

Household Products — 3.5%
30,000	Kimberly-Clark Corp.	1,912,800
75,000	Procter & Gamble Co.	4,172,250

		6,085,050

	TOTAL CONSUMER STAPLES	23,428,625

ENERGY — 9.0%
Energy Equipment & Services — 1.5%
25,000	ENSCO International Inc.	1,009,500
20,000	Schlumberger Ltd.	1,674,800

		2,684,300

Oil, Gas & Consumable Fuels — 7.5%
30,000	BP PLC, Sponsored ADR	1,976,400
20,000	Cimarex Energy Co.*	838,800
55,000	EnCana Corp.	2,274,250
125,000	Exxon Mobil Corp.	7,343,750
10,000	Suncor Energy Inc.	489,000

		12,922,200

	TOTAL ENERGY	15,606,500

See Notes to Schedule of Investments

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

EXCHANGE TRADED FUND — 1.2%
Exchange Traded — 1.2%
50,000	streetTRACKS Gold Trust*	$2,140,500

FINANCIALS — 9.9%
Capital Markets — 1.3%
5,000	Goldman Sachs Group Inc.	537,400
30,000	Merrill Lynch & Co. Inc.	1,763,400

		2,300,800

Commercial Banks — 3.0%
50,000	Bank of America Corp.	2,180,000
50,000	Wells Fargo & Co.	3,067,000

		5,247,000

Diversified Financial Services — 1.0%
50,000	JPMorgan Chase & Co.	1,757,000

Insurance — 4.0%
75	Berkshire Hathaway Inc., Class A Shares*	6,262,500
12,000	Lincoln National Corp.	579,600

		6,842,100

Real Estate — 0.6%
30,000	Forest City Enterprises Inc., Class A Shares	1,079,700

	TOTAL FINANCIALS	17,226,600

HEALTH CARE — 11.8%
Biotechnology — 1.7%
36,975	Amgen Inc.*	2,948,756

Health Care Equipment & Supplies — 2.5%
15,000	Hospira Inc.*	573,750
20,000	IDEXX Laboratories Inc.*	1,269,200
47,433	Medtronic Inc.	2,558,536

		4,401,486

Pharmaceuticals — 7.6%
24,000	Eli Lilly & Co.	1,351,680
62,574	Johnson & Johnson	4,002,233
25,000	Novartis AG, Sponsored ADR	1,217,750
150,000	Pfizer Inc.	3,975,000
30,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	942,000
35,000	Wyeth	1,601,250

		13,089,913

	TOTAL HEALTH CARE	20,440,155

INDUSTRIALS — 18.1%
Aerospace & Defense — 4.0%
35,000	Honeywell International Inc.	1,374,800
65,000	Raytheon Co.	2,556,450
60,000	United Technologies Corp.	3,042,000

		6,973,250

Air Freight & Logistics — 1.0%
24,000	United Parcel Service Inc., Class B Shares	1,751,280

Building Products — 0.6%
30,000	Masco Corp.	1,017,300

Commercial Services & Supplies — 1.9%
25,000	Pitney Bowes Inc.	1,114,500
75,000	Waste Management Inc.	2,109,000

		3,223,500

See Notes to Schedule of Investments

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

INDUSTRIALS (continued)
Electrical Equipment — 1.3%
35,000	American Power Conversion Corp.	$983,850
20,000	Cooper Industries Ltd., Class A Shares	1,291,600

		2,275,450

Industrial Conglomerates — 8.3%
75,000	3M Co.	5,625,000
212,522	General Electric Co.	7,332,009
50,000	Tyco International Ltd.	1,523,500

		14,480,509

Road & Rail — 1.0%
35,000	Florida East Coast Industries Inc.	1,645,000

	TOTAL INDUSTRIALS	31,366,289

INFORMATION TECHNOLOGY — 13.5%
Communications Equipment — 1.3%
120,000	Cisco Systems Inc.*	2,298,000

Computers & Peripherals — 3.3%
75,000	EMC Corp.*	1,026,750
75,000	Hewlett-Packard Co.	1,846,500
33,723	International Business Machines Corp.	2,814,522

		5,687,772

Internet Software & Services — 1.5%
2,000	Google Inc., Class A Shares*	575,520
60,000	Yahoo! Inc.*	2,000,400

		2,575,920

IT Services — 1.0%
40,000	Automatic Data Processing Inc.	1,776,400

Semiconductors & Semiconductor Equipment — 2.2%
40,000	Freescale Semiconductor Inc., Class B Shares*	1,030,000
103,000	Intel Corp.	2,795,420

		3,825,420

Software — 4.2%
271,294	Microsoft Corp.	6,947,839
50,000	Novell Inc.*	304,000

		7,251,839

	TOTAL INFORMATION TECHNOLOGY	23,415,351

MATERIALS — 4.5%
Chemicals — 2.9%
30,000	Dow Chemical Co.	1,438,500
45,000	E.I. du Pont de Nemours & Co.	1,920,600
25,000	PPG Industries Inc.	1,625,750

		4,984,850

Metals & Mining — 1.6%
35,000	Alcoa Inc.	981,750
30,000	Newmont Mining Corp.	1,126,500
5,000	Rio Tinto PLC, Sponsored ADR	663,250

		2,771,500

	TOTAL MATERIALS	7,756,350

See Notes to Schedule of Investments

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

		VALUE

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $154,091,897)	$160,281,470

FACE
AMOUNT	SECURITY

SHORT-TERM INVESTMENT — 7.8%
Repurchase Agreement — 7.8%
$ 13,615,000	Interest in $775,979,000 joint tri-party repurchase agreement dated 7/29/05
	with Bank of America Securities LLC, 3.290% due 8/1/05, Proceeds at
	maturity — $13,618,733; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 5.250% due 8/10/05 to 11/5/12; Market
	value — $13,887,314) (Cost — $13,615,000)	13,615,000

	TOTAL INVESTMENTS — 100.2% (Cost — $167,706,897#)	173,896,470
	Liabilities in Excess of Other Assets — (0.2)%	(416,548)

	TOTAL NET ASSETS — 100.0%	$173,479,922

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedule of Investments

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Diversified Large Cap Growth Fund (the “Fund”), is a separate diversified investment fund of Smith Barney Trust II (“Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,543,212
Gross unrealized depreciation	(3,353,639)

Net unrealized appreciation	$6,189,573

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2005

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: September 28, 2005